Property, Plant, and Equipment - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Finite lived intangible asset impairment	$ 45,200,000	$ 0
Depreciation expense		136,500,000	$ 145,000,000.0	$ 147,400,000
Cookies and Dry Dinner Asset Group
Property, Plant and Equipment [Line Items]
Property, plant, and equipment impairment losses		42,800,000
Finite lived intangible asset impairment		45,200,000
Held-for-sale
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, net		$ 40,900,000